SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue		$ 591,710	$ 502,917	$ 464,431
United States [Member]
Segment Reporting Information [Line Items]
Revenue		312,816	253,811	246,811
Israel [Member]
Segment Reporting Information [Line Items]
Revenue		6,302	7,416	7,312
United Kingdom [Member]
Segment Reporting Information [Line Items]
Revenue		41,297	35,530	33,101
Europe, the Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	130,745	120,382	101,453
Other [Member]
Segment Reporting Information [Line Items]
Revenue		$ 100,550	$ 85,778	$ 75,754

[1]	Excluding United Kingdom and Israel